Prepayment and Other Current Assets (Details)	1 Months Ended							6 Months Ended
	Jul. 31, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	Jun. 30, 2021 USD ($) a	Jun. 30, 2021 CNY (¥)	Jun. 21, 2021 USD ($)	Jun. 21, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jul. 07, 2021 USD ($)	Jul. 07, 2021 CNY (¥)	Jun. 01, 2021 USD ($)	May 28, 2021
Prepayment and Other Current Assets (Details) [Line Items]
Number of agreements							2
Prepaid deposit for acquisitions			$ 1,000,000				$ 1,800,000
Business combination term								3 years
Received refund of performance deposit							$ 756,704
Purchase of office					$ 4,705,365	¥ 30,000,000
Prepaid expense	$ 1,568,455	¥ 10,000,000	$ 1,882,146	¥ 12,000,000
Farmland acers (in Acres) | a			74
Right of use for farmland			$ 1,346,728					$ 1,270,449	$ 2,343,750	¥ 15,000,000
Fujian Ruiquan Care Services Co., Ltd. [Member]
Prepayment and Other Current Assets (Details) [Line Items]
Ownership percentage												55.00%
South Pacific [Member]
Prepayment and Other Current Assets (Details) [Line Items]
Prepaid deposit for acquisitions											$ 600,000
Ownership percentage											30.00%